UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	5/31/10

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus
Intermediate Municipal
Bond Fund, Inc.

ANNUAL REPORT May 31, 2007

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
29	Statement of Assets and Liabilities
30	Statement of Operations
31	Statement of Changes in Net Assets
32	Financial Highlights
33	Notes to Financial Statements
39	Report of Independent Registered Public Accounting Firm
40	Important Tax Information
41	Information About the Review and Approval of the Fund’s Investment Management Agreement
46	Board Members Information
49	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Intermediate Municipal
Bond Fund, Inc.

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Intermediate Municipal Bond Fund, Inc., covering the 12-month period from June 1, 2006, through May 31, 2007.

The U.S. economy continued to moderate during the reporting period as cooling housing markets took their toll on consumer and business spending. Labor markets, however, remained quite strong, and key measures of inflation have stayed stubbornly above the Federal Reserve’s stated “comfort zone.” Our economists believe that the anemic rate of U.S. economic growth recorded in the first quarter of 2007 should be the weakest reading of the current midcycle slowdown, and economic growth is likely to recover eventually to a near-trend pace.

The likely implications of our economic outlook include a long pause in Fed policy, a modest drop in 10-year Treasury bond yields (and consequent rise in price) and, in the absence of an as-yet unforeseen event, persistently tight yield spreads throughout the municipal bond market sectors.We expect these developments to produce both challenges and opportunities for fixed-income investors. As always, your financial advisor can help you position your investments for these trends.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Thomas F. Eggers
Chief Executive Officer
The Dreyfus Corporation
June 15, 2007

DISCUSSION OF FUND PERFORMANCE

For the reporting period of June 1, 2006, through May 31, 2007, as provided by Monica S.Wieboldt, Senior Portfolio Manager

Fund and Market Performance Overview

Strong performance among municipal bonds over much of the period was offset by bouts of heightened volatility stemming from economic and inflation concerns.The fund’s return approximated the return of its benchmark, however, the fund produced a higher return than its Lipper category average return, due mainly to its core holdings of seasoned, income-oriented securities.

For the 12-month period ended May 31, 2007, the fund achieved a total return of 4.03%.1 The Lehman Brothers 7-Year Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 4.10% for the same period.2 In addition, the average total return for all funds reported in the Lipper Intermediate Municipal Debt Funds category was 3.57%.3

The Fund’s Investment Approach

The fund seeks the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax.

The fund invests at least 80% of its assets in municipal bonds rated A or higher, or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below A, including bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio ranges between three and 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to“discount”bonds,which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

Early Market Rally Erased by Economic and Inflation Concerns

Although the reporting began in an environment of robust economic growth and intensifying inflationary pressures, conditions changed dramatically over the summer and fall of 2006. Short-term interest rates stabilized and energy prices declined, supporting a bond market rally. Most of the market’s strength was concentrated among longer-term securities, leading to narrower yield differences along the market’s maturity range.

Soon after 2007 began, slower U.S. economic growth and persistent inflationary concerns caused the outlook for the Federal Reserve Board’s (the “Fed”) interest-rate policy to become murkier. Market volatility intensified in late February, sparked by turmoil in overseas equity markets and the U.S. sub-prime mortgage sector. From March through April, unexpectedly robust labor markets, resurgent energy prices and comments from the Fed regarding the risk of inflation caused bond prices to fall, erasing previous gains.

An increase in the supply of newly issued municipal bonds also contributed to heightened market volatility. Some states began to see tax receipts fall below budget estimates, in part because of the slowdown in housing market. While municipal bond issuance volume increased compared to the same period one year earlier, the additional supply was readily absorbed by robust investor demand, including from non-traditional investors such as hedge funds and foreign governments.

Income-Oriented Bonds Helped Drive Performance

Because bond prices ended the reporting period close to where they began, the market’s and fund’s returns were generally derived from current income.The fund’s relative performance benefited from its core holdings of income-oriented bonds, especially those with maturities of 15 years or less. Securities with relatively little time left until their expected early redemptions helped protect the fund from the full brunt of market volatility. Lower-rated bonds fared well, including credits issued on behalf of airlines and the state’s settlement of litigation with U.S. tobacco companies. Finally, the fund received strong contributions from bonds that were scheduled for early redemption by their issuers, with funds set aside for principal repayments. Due to uncertainty regarding Fed policy, we generally maintained the fund’s average duration in the neutral range.

Fund Remains Positioned for Steady Fed Policy

With the economy slowing and inflation still above the Fed’s comfort zone, short-term interest rates seem likely to us to remain at current levels for some time.Therefore, we have maintained a neutral average duration and a focus on income-oriented bonds. Of course, we remain prepared to adjust our strategies as market conditions change.

June 15, 2007

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors. Capital gains, if any, are fully taxable. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s return would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-
exempt bond market, consisting of municipal bonds with maturities of 6-8 years. Index returns do not reflect fees and expenses associated with operating a mutual fund.
3	Source: Lipper Inc.

The Fund	5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Intermediate Municipal Bond Fund, Inc. and the Lehman Brothers 7-Year Municipal Bond Index

Average Annual Total Returns as of 5/31/07
	1 Year	5 Years	10 Years
Fund	4.03%	3.58%	4.19%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus Intermediate Municipal Bond Fund, Inc. on
5/31/97 to a $10,000 investment made in the Lehman Brothers 7-Year Municipal Bond Index (the “Index”) on that
date.All dividends and capital gain distributions are reinvested.
The fund invests primarily in municipal securities and maintains a portfolio with a weighted average maturity ranging between 3 and 10 years.The fund’s performance shown in the line graph above takes into account fees and expenses.The
Index, unlike the fund, is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-exempt bond market, consisting of municipal bonds with maturities of 6-8 years.The Index does not take into account charges, fees and other expenses.These factors can contribute to the Index potentially outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Municipal Bond Fund, Inc. from December 1, 2006 to May 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2007

Expenses paid per $1,000†	$ 4.09
Ending value (after expenses)	$1,002.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2007

Expenses paid per $1,000†	$ 4.13
Ending value (after expenses)	$1,020.84

† Expenses are equal to the fund’s annualized expense ratio of .82%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund	7

STATEMENT OF INVESTMENTS
May 31, 2007

Long-Term Municipal	Coupon	Maturity	Principal
Investments—101.5%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—1.8%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; MBIA)	5.00	10/1/22	5,000,000		5,276,300
Huntsville Health Care Authority,
Revenue (Insured; MBIA)	5.00	6/1/13	1,600,000		1,680,864
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/23	5,500,000		5,804,700
McIntosh Industrial Development
Board, Environmental
Facilities Revenue (Ciba
Specialty Chemicals
Corporation Project)	4.65	6/1/08	375,000		377,340
Alaska—4.6%
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/11	2,560,000		2,724,326
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/12	1,620,000		1,742,018
Alaska Student Loan Corporation,
Student Loan Revenue (Insured;
AMBAC)	6.00	7/1/16	6,380,000		6,712,398
Anchorage
(Insured; FGIC)	5.88	12/1/10	2,365,000	[a]	2,522,414
Anchorage
(Insured; FGIC)	5.88	12/1/10	1,500,000	[a]	1,599,840
Anchorage,
Electric Utility Revenue
(Insured; MBIA)	6.50	12/1/08	2,755,000		2,863,492
Anchorage,
Electric Utility Revenue
(Insured; MBIA)	6.50	12/1/09	2,910,000		3,094,145
Anchorage,
GO (Schools) (Insured; FGIC)	5.25	9/1/13	2,000,000	[a]	2,147,780
Anchorage,
LR, Correctional Facility
(Insured; FSA)	5.88	2/1/10	3,175,000	[a]	3,338,322
Northern Tobacco Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/10	4,745,000	[a]	5,027,992

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Alaska (continued)
Northern Tobacco Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.20	6/1/10	1,920,000	[a]	2,002,234
California—7.8%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.13	3/1/18	1,000,000		1,029,800
Arcadia Unified School District,
GO (Insured; FSA)	0.00	8/1/20	1,635,000		888,377
Bay Area Infrastructure Financing
Authority, State Payment
Acceleration Notes (Insured;
XLCA)	5.00	8/1/17	3,000,000		3,165,720
California,
GO	5.00	8/1/22	5,000,000		5,229,850
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	11/15/19	1,500,000		1,546,905
California Housing Finance Agency,
Home Mortgage Revenue	4.55	8/1/21	5,000,000		4,940,600
California Infrastructure and
Economic Development Bank, Bay
Area Toll Bridges Seismic
Retrofit Revenue (First Lien)
(Insured; FSA)	5.25	7/1/13	3,300,000	[a]	3,556,674
California State Public Works
Board, LR (Department of
Mental Health-Coalinga State
Hospital)	5.50	6/1/18	3,000,000		3,276,420
California Statewide Communities
Development Authority, Revenue
(Huntington Memorial Hospital)	5.00	7/1/17	2,895,000		3,012,971
Elsinore Valley Municipal Water
District, COP (Insured; FGIC)	5.38	7/1/16	3,295,000		3,653,002
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	7.00	1/1/08	5,000,000		5,098,950

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/08	6,950,000 [a]	7,093,795
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/19	2,000,000	2,042,520
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	5,000,000	4,893,450
Los Angeles County Public Works
Financing Authority, Revenue
(Regional Park and Open Space
District)	5.00	10/1/07	1,915,000 [a]	1,942,212
Sacramento County Sanitation
District Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)
(Insured; FGIC)	5.25	12/1/23	3,125,000	3,510,750
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	2,500,000	2,479,100
Colorado—.7%
El Paso County School District
(Number 11 Colorado Springs)	6.25	12/1/09	1,000,000	1,058,890
El Paso County School District
(Number 11 Colorado Springs)	6.50	12/1/10	2,000,000	2,174,800
El Paso County School District
(Number 11 Colorado Springs)	6.50	12/1/11	2,040,000	2,263,196
Connecticut—.1%
Mashantucket Western Pequot Tribe,
Special Revenue	5.60	9/1/09	1,000,000 [b]	1,022,610
District of Columbia—1.2%
District of Columbia
(Insured; MBIA)	6.00	6/1/12	3,280,000	3,586,286

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
District of Columbia (continued)
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/21	2,545,000	2,691,668
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/22	2,660,000	2,806,992
Florida—4.2%
Collier County,
Gas Tax Revenue (Insured;
AMBAC)	5.25	6/1/19	2,190,000	2,328,145
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/12	5,000,000	5,238,300
Hillsborough County Industrial
Development Authority, PCR
(Tampa Electric Company Project)	5.10	10/1/13	5,000,000	5,199,150
Lee County Industrial Development
Authority, Healthcare
Facilities Revenue (Cypress
Cove at Healthpark Florida,
Inc. Project)	4.75	10/1/08	1,155,000	1,155,959
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.00	8/1/15	5,000,000	5,290,200
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.25	10/1/17	5,000,000	5,350,900
Palm Beach County School Board,
COP (Insured; AMBAC)	5.38	8/1/14	4,000,000	4,340,320
Polk County,
Utility System Revenue
(Insured; FGIC)	5.25	10/1/18	2,000,000	2,135,660
Georgia—3.0%
Athens Housing Authority,
Student Housing LR (UGAREF
East Campus Housing, LLC
Project) (Insured; AMBAC)	5.25	12/1/15	2,560,000	2,711,014
Athens Housing Authority,
Student Housing LR (UGAREF
East Campus Housing, LLC
Project) (Insured; AMBAC)	5.25	12/1/16	2,700,000	2,855,196

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Georgia (continued)
Atlanta,
Water and Wastewater Revenue
(Insured; FSA)	5.25	11/1/15	5,000,000	5,400,200
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	6.00	9/1/10	1,275,000	1,344,347
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	5.25	9/1/19	1,710,000	1,807,385
Municipal Electric Authority of
Georgia, Combustion Turbine
Project Revenue (Insured; MBIA)	5.25	11/1/12	2,735,000	2,917,479
Municipal Electric Authority of
Georgia, Combustion Turbine
Project Revenue (Insured; MBIA)	5.25	11/1/16	5,000,000	5,322,050
Hawaii—.4%
Kuakini Health System,
Special Purpose Revenue	5.50	7/1/12	2,575,000	2,702,076
Illinois—3.8%
Chicago Housing Authority,
Revenue (Capital Program)	5.00	7/1/09	2,500,000	2,560,225
Chicago Housing Authority,
Revenue (Capital Program)	5.25	7/1/10	2,420,000	2,518,615
Chicago O’Hare International
Airport, General Airport Third
Lien Revenue (Insured; CIFG)	5.50	1/1/15	6,450,000	6,983,544
Chicago O’Hare International
Airport, Second Lien Passenger
Facility Charge Revenue
(Insured; AMBAC)	5.25	1/1/10	3,095,000	3,187,417
Chicago Park District,
GO Limited Tax Park (Insured;
FGIC)	5.50	7/1/11	4,005,000 [a]	4,251,588

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Chicago Park District,
GO Limited Tax Park (Insured;
FGIC)	5.50	1/1/20	1,300,000	1,373,996
Illinois Health Facilities
Authority, Revenue (The
Passavant Memorial Area
Hospital Association Project)	5.65	10/1/10	4,850,000 [a]	5,154,483
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
MBIA)	0/5.55	6/15/21	2,500,000 [c]	2,108,750
Indiana—1.1%
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit Group)	5.00	5/1/13	1,000,000	1,047,250
Indianapolis Local Public
Improvement Bond Bank
(Insured; FSA)	6.50	1/1/11	6,415,000	6,973,105
Kansas—1.9%
Wyandotte County/Kansas City
Unified Government, Tax-Exempt
Sales Tax Special Obligation
Revenue (Redevelopment Project
Area B)	4.75	12/1/16	3,800,000	3,888,046
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/18	9,130,000	10,355,520
Kentucky—.6%
Ashland,
PCR (Ashland Inc. Project)	5.70	11/1/09	4,000,000	4,172,360
Louisiana—.3%
Morehouse Parish,
PCR (International Paper
Company Project)	5.25	11/15/13	2,000,000	2,086,040
Maine—.6%
Maine Housing Authority,
Mortgage Purchase	4.75	11/15/21	4,100,000	4,112,669

The Fund	13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts—3.2%
Massachusetts,
Consolidated Loan	5.00	12/1/10	3,000,000		3,113,460
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/19	2,500,000		2,767,950
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.60	1/1/22	5,000,000		4,936,050
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.35	12/1/10	3,000,000		3,113,160
Massachusetts Water Resource
Authority, General Revenue
(Insured; MBIA)	5.25	8/1/19	8,420,000		9,239,266
Michigan—4.6%
Detroit,
Water Supply System Revenue
(Insured; FSA)	5.00	7/1/22	5,000,000		5,270,350
Detroit Local Development Finance
Authority, Tax Increment
Revenue	5.20	5/1/10	5,745,000		5,834,622
Greater Detroit Resource Recovery
Authority, RRR (Insured; AMBAC)	6.25	12/13/08	7,755,000		8,039,376
Michigan Building Authority,
Revenue (State Police
Communications System)	5.25	10/1/13	1,945,000		2,083,659
Michigan Hospital Finance
Authority, Revenue (Oakwood
Obligation Group)	5.50	11/1/11	3,500,000		3,678,675
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group)	5.25	11/15/11	2,500,000		2,602,525
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group)	5.75	11/15/11	3,250,000	[a]	3,515,493
Michigan Municipal Bond Authority,
Revenue (Drinking Water
Revolving Fund)	5.25	10/1/09	2,370,000	[a]	2,448,328

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Minnesota—1.3%
Lakeville Independent School
District Number 194, GO
(Insured; FSA)	5.00	2/1/18	5,000,000	5,244,550
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.00	11/15/17	3,000,000	3,052,710
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,000,000	1,071,460
Mississippi—1.0%
Mississippi Development Bank,
Special Obligation Revenue
(Madison County Highway
Construction Project)
(Insured; FGIC)	5.00	1/1/22	5,000,000	5,258,800
Walnut Grove Correctional
Authority, COP (Insured; AMBAC)	5.50	11/1/07	1,855,000	1,868,337
Missouri—.9%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	6.00	6/1/20	3,160,000	3,590,929
Saint Louis,
Airport Revenue (Airport
Development Program) (Insured;
MBIA)	5.63	7/1/11	2,500,000 [a]	2,662,700
Nevada—.7%
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000	5,382,650
New Hampshire—.6%
New Hampshire Higher Educational
and Health Facilities
Authority, HR (The Cheshire
Medical Center Issue)	5.13	7/1/18	4,125,000	4,190,876

The Fund	15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey—4.0%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000		3,114,270
Casino Reinvestment Development
Authority, Revenue (Insured;
MBIA)	5.25	6/1/19	5,000,000		5,403,350
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/15	3,300,000		3,514,665
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/16	1,000,000		1,077,810
New Jersey Educational Facilities
Authority, Revenue (Rider
University Issue) (Insured;
Radian)	5.00	7/1/10	1,880,000		1,924,913
New Jersey Educational Facilities
Authority, Revenue (Rider
University Issue) (Insured;
Radian)	5.00	7/1/11	1,970,000		2,029,632
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	3,425,000		3,603,066
New Jersey Turnpike Authority,
Revenue (Insured; MBIA)	5.63	1/1/10	3,910,000	[a]	4,083,369
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	5,000,000		4,896,650
New Mexico—.6%
Jicarilla,
Apache Nation Revenue	5.00	9/1/11	1,500,000		1,532,100
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	2,905,000		2,984,917
New York—8.5%
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA)	3.31	9/1/15	3,000,000	[d]	2,993,490
New York City	5.00	4/1/20	2,500,000		2,619,425

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City	5.00	4/1/22	5,110,000	5,340,257
New York City
(Insured; FSA)	5.00	6/1/16	3,395,000	3,627,150
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.13	8/1/11	2,000,000	2,109,760
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	3,500,000	4,050,550
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue (Insured;
FGIC)	5.13	6/15/07	4,830,000 [a]	4,880,618
New York State Dormitory
Authority, FHA-Insured
Mortgage HR (The Long Island
College Hospital)	6.00	8/15/15	5,005,000	5,437,532
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.50	5/15/10	2,000,000	2,089,320
New York State Local Government
Assistance Corporation	5.25	4/1/16	3,425,000	3,727,736
New York State Local Government
Assistance Corporation
(Insured; FSA)	5.25	4/1/16	2,200,000	2,387,814
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Revenue	5.50	4/1/12	3,950,000	4,229,344
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Revenue
(Insured; XLCA)	5.50	4/1/13	5,000,000	5,359,950
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund (Insured;
AMBAC)	5.00	4/1/18	5,000,000 [b,e]	5,336,500

The Fund	17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Urban Development
Corporation, Corporate Purpose
Subordinate Lien	5.13	7/1/19	2,000,000	2,114,140
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)	5.25	3/15/11	1,565,000	1,641,748
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/18	4,000,000	4,268,560
North Carolina—5.2%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/14	3,000,000	3,142,800
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/21	1,200,000	1,298,688
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; AMBAC)	5.00	1/1/20	5,000,000	5,291,150
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; AMBAC)	5.25	1/1/20	5,000,000	5,395,450
North Carolina Medical Care
Commission, FHA Insured
Mortgage Revenue (Morehead
Memorial Hospital Project)
(Insured; FSA)	5.00	11/1/20	5,000,000	5,237,700
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	4.75	10/1/13	1,000,000	1,011,220
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000	1,286,200

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
North Carolina (continued)
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured; FSA)	5.25	1/1/16	2,540,000	2,703,906
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured; FSA)	5.25	1/1/17	10,000,000	10,593,900
Raleigh Durham Airport Authority,
Airport Revenue (Insured; FGIC)	5.25	11/1/12	2,365,000	2,502,667
Ohio—1.4%
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/17	5,000,000	5,506,700
Knox County,
Hospital Facilities Revenue
(Knox Community Hospital)
(Insured; Radian)	5.00	6/1/12	1,500,000	1,539,465
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
CIFG)	5.25	5/1/20	3,230,000	3,478,710
Oregon—1.4%
Tri-County Metropolitan
Transportation District,
Payroll Tax and Grant Receipt
Revenue (Insured; MBIA)	4.00	5/1/14	4,000,000	4,001,200
Washington County Unified
Sewerage Agency,
Senior Lien Sewer
Revenue (Insured; FGIC)	5.75	10/1/12	5,670,000	6,184,609
Pennsylvania—6.1%
Allegheny County,
Airport Revenue (Pittsburgh
International Airport)
(Insured; MBIA)	5.75	1/1/11	5,000,000	5,282,400
Allegheny County Hospital
Development Authority, Health
System Revenue (West Penn
Allegheny Health System)	5.00	11/15/28	5,000,000 [f]	4,935,100

The Fund	19

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Allegheny County Industrial
Development Authority, PCR
(Duquesne Light Company
Project) (Insured; AMBAC)	4.05	9/1/11	2,000,000	2,018,960
Delaware River Joint Toll Bridge
Commission, Bridge Revenue	5.25	7/1/13	2,500,000	2,666,475
Delaware Valley Regional Finance
Authority, Local Government
Revenue	5.75	7/1/17	6,830,000	7,668,792
Erie County Industrial Development
Authority, EIR (International
Paper Company Project)	5.25	9/1/10	2,100,000	2,152,395
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital)
(Insured; AMBAC)	6.10	6/1/12	5,000,000	5,475,600
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.25	1/15/15	3,660,000	3,966,635
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/13	5,535,000	5,894,664
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.00	12/1/11	1,475,000 [a]	1,612,706
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.00	12/1/12	525,000	568,748
State Public School Building
Authority, School LR (Colonial
Intermediate Unit Number 20)
(Insured; FGIC)	5.25	5/15/19	2,175,000	2,344,976
Rhode Island—1.1%
Rhode Island Health and
Educational Building
Corporation, Health Facilities
Revenue (Saint Antoine
Residence Issue) (LOC; Allied
Irish Bank)	5.50	11/15/09	2,095,000	2,141,823

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Rhode Island (continued)
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligation Group Issue)
(Insured; MBIA)	5.75	5/15/08	560,000	570,377
Rhode Island Health and
Educational Building
Corporation, Revenue (Roger
Williams University) (Insured; Radian)	5.00	11/15/21	1,360,000	1,401,929
Rhode Island Student Loan
Authority, Student Loan
Program Revenue (Insured;
AMBAC)	4.80	12/1/21	3,600,000	3,657,672
South Carolina—3.6%
Anderson County,
IDR (Federal Paper Board
Company, Inc. Project)	4.75	8/1/10	4,520,000	4,544,679
Berkeley County School District,
Installment Purchase Revenue
(Securing Assets for Education)	5.25	12/1/21	9,395,000	9,853,006
Charleston Educational Excellence
Financing Corporation,
Installment Purchase Revenue
(Charleston County School
District, South Carolina Project)	5.25	12/1/21	5,000,000	5,322,400
Dorchester County School District
Number 2, Installment Purchase
Revenue (Growth Remedy
Opportunity Without Tax Hike)	5.25	12/1/21	5,000,000	5,272,250
Hilton Head Island Public
Facilities Corporation, COP
(Insured; AMBAC)	5.00	3/1/13	1,065,000	1,121,115
Tennessee—1.5%
Johnson City Health and
Educational Facility Board, HR
(Medical Center Hospital
Improvement) (Insured; MBIA)	5.13	7/1/11	6,720,000	6,920,726

The Fund	21

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Tennessee (continued)
Tennessee Housing Development
Agency (Homeownership Program)	5.20	7/1/10	1,815,000	1,866,020
Tennessee Housing Development
Agency (Homeownership Program)	5.30	7/1/11	2,140,000	2,199,299
Texas—11.4%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(Federal Express Corporation
Project)	4.85	4/1/21	8,870,000 [b,e]	8,889,647
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/17	1,935,000	2,076,236
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/18	1,125,000	1,202,704
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/20	1,555,000	1,662,404
Bexar County,
Revenue (Venue Project)
(Insured; MBIA)	5.75	8/15/13	5,000,000	5,281,100
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue (Learjet
Inc. Project)	6.15	1/1/16	4,000,000	4,026,520
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	6.75	2/15/10	1,700,000 [a]	1,826,072
Deer Park Independent School
District, Limited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.25	2/15/21	2,235,000	2,426,830
Gulf Coast Waste Disposal
Authority, Bayport Area System
Revenue (Insured; AMBAC)	5.00	10/1/14	2,065,000	2,192,328

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Hospital
System) (Insured; FSA)	5.50	6/1/12	8,295,000	8,860,387
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	6.75	7/1/21	5,000,000	5,368,800
Houston,
Combined Utility System, First
Lien Revenue (Insured; FSA)	5.25	11/15/17	5,000,000	5,483,050
Houston,
Combined Utility System, First
Lien Revenue (Insured; MBIA)	5.25	5/15/12	2,750,000	2,916,402
Lewisville,
Combination Tax and Revenue
Certificates of Obligation
(Insured; MBIA)	5.25	2/15/20	1,230,000	1,311,377
Lower Colorado River Authority,
Transmission Contract Revenue
(LCRA Transmission Services
Corporation Project) (Insured;
FGIC)	5.00	5/15/20	4,200,000	4,334,316
North Central Texas Health
Facilities Development
Corporation, HR
(Baylor Health
Care System Project)	5.00	5/15/17	3,965,000	4,055,006
Port of Corpus Christi Industrial
Development Corporation,
Revenue (Valero Refining and
Marketing Company Project)	5.13	4/1/09	2,250,000	2,316,893
Port of Corpus Christi Industrial
Development Corporation,
Revenue (Valero Refining and
Marketing Company Project)	5.40	4/1/18	1,500,000	1,547,415

The Fund	23

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; MBIA)	5.75	2/15/14	5,000,000		5,523,800
Tarrant County Health Facilities
Development Corporation,
Health System Revenue (Harris
Methodist Health System)	6.00	9/1/10	7,725,000		8,091,088
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue	4.15	12/15/17	4,000,000	[b,e]	3,995,000
Texas Municipal Power Agency,
Revenue (Insured; AMBAC)	0.00	9/1/09	170,000		156,091
Utah—1.4%
Jordanelle Special Service
District (Special Assessment
Improvement District)	8.00	10/1/11	3,865,000		4,060,453
Orem,
Sales Tax Revenue (Insured;
AMBAC)	5.00	4/15/18	3,325,000		3,466,978
Utah Building Ownership Authority,
LR (State Facilities Master
Lease Program)	5.00	5/15/17	2,950,000		3,103,371
Virginia—3.1%
Greater Richmond Convention
Center Authority,
Hotel Tax Revenue
(Convention Center
Expansion Project)	6.00	6/15/10	2,000,000	[a]	2,139,100
Henrico County Economic
Development Authority,
Residential Care Facility
Mortgage Revenue (Westminster
Canterbury of Richmond)	5.00	10/1/21	1,000,000		1,016,720
Newport News,
GO General Improvement Bonds	5.00	3/1/21	2,000,000		2,129,280
Peninsula Ports Authority,
Revenue (Port Facility-CSX
Transportation Project)	6.00	12/15/12	4,150,000		4,489,055

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia (continued)
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	4.00	6/1/13	5,605,000		5,604,664
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	5.25	6/1/19	3,000,000		3,124,140
Virginia Port Authority,
Commonwealth Port Fund Revenue	5.00	7/1/19	4,415,000		4,584,006
Washington—5.3%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000		5,270,350
Franklin County,
GO (Pasco School District
Number 1) (Insured; FSA)	5.25	12/1/19	5,000,000		5,309,950
Goat Hill Properties,
LR (Government Office Building
Project) (Insured; MBIA)	5.25	12/1/20	2,710,000		2,888,752
Port of Seattle,
Limited Tax GO (Insured; FSA)	5.00	11/1/16	5,000,000		5,231,950
Seattle,
Municipal Light and Power
Improvements Revenue
(Insured; FSA)	5.25	3/1/10	50,000		51,854
Seattle,
Municipal Light and Power
Improvements Revenue
(Insured; FSA)	5.25	3/1/10	13,000,000	[b,e]	13,481,845
Washington	5.75	10/1/12	20,000		21,229
Washington	5.75	10/1/12	2,305,000		2,434,287
Washington,
Various Purpose GO	5.50	7/1/09	2,000,000	[a]	2,069,240
Washington Housing Finance
Commission (Single Family
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.75	12/1/37	2,000,000		2,121,640

The Fund	25

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
West Virginia—.4%
West Virginia Economic Development
Authority, LR (Department of
Environmental Protection)	5.50	11/1/22	2,895,000		3,138,672
Wisconsin—.5%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Medical Group, Inc.
Project) (Insured; FSA)	6.00	11/15/11	3,500,000		3,793,405
U.S. Related—1.6%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,500,000		2,646,100
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	5,000,000	[a]	5,292,200
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,300,000	[a]	3,492,852

Total Investments (cost $736,660,645)			101.5%		745,234,925
Liabilities, Less Cash and Receivables			(1.5%)		(11,187,116)
Net Assets			100.0%		734,047,809

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2007, these securities amounted to $32,725,602 or 4.5% of net assets.
c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d Variable rate security—interest rate subject to periodic change.
e Collateral for floating rate borrowings.
f Purchased on a delayed delivery basis.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	27

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	58.8
AA		Aa		AA	14.0
A		A		A	9.0
BBB		Baa		BBB	12.1
BB		Ba		BB	2.7
B		B		B	.8
Not Rated [g]		Not Rated [g]		Not Rated [g]	2.6
					100.0

† Based on total investments.
g Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2007

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	736,660,645	745,234,925
Interest receivable		12,353,529
Receivable for investment securities sold		2,647,147
Receivable for shares of Common Stock subscribed		2,948
Prepaid expenses and other assets		81,924
		760,320,473
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		420,993
Payable for floating rate note issued		15,435,000
Payable for investment securities purchased		9,619,404
Payable for shares of Common Stock redeemed		372,550
Interest and related expenses payable		143,657
Cash overdraft due to Custodian		135,917
Accrued expenses		145,143
		26,272,664
Net Assets ($)		734,047,809
Composition of Net Assets ($):
Paid-in capital		729,572,146
Accumulated net realized gain (loss) on investments		(4,098,617)
Accumulated net unrealized appreciation
(depreciation) on investments		8,574,280
Net Assets ($)		734,047,809
Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		55,556,024
Net Asset Value, offering and redemption price per share—Note 3(d) ($)		13.21
See notes to financial statements.

The Fund	29

STATEMENT OF OPERATIONS
Year Ended May 31, 2007

Investment Income ($):
Interest Income	34,638,248
Expenses:
Management fee—Note 3(a)	4,598,523
Shareholder servicing costs—Note 3(b)	769,181
Interest expense and related expenses	479,963
Professional fees	74,599
Custodian fees	66,872
Directors’ fees and expenses—Note 3(c)	48,169
Propspectus and shareholders’ reports	40,317
Registration fees	28,649
Loan commitment fees—Note 2	4,124
Miscellaneous	59,141
Total Expenses	6,169,538
Less—reduction in management fee due to undertaking—Note 3(a)	(6,025)
Net Expenses	6,163,513
Investment Income—Net	28,474,735
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,555,300
Net unrealized appreciation (depreciation) on investments	1,036,245
Net Realized and Unrealized Gain (Loss) on Investments	2,591,545
Net Increase in Net Assets Resulting from Operations	31,066,280

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,
	2007	2006
Operations ($):
Investment income—net	28,474,735	30,847,491
Net realized gain (loss) on investments	1,555,300	2,705,421
Net unrealized appreciation
(depreciation) on investments	1,036,245	(23,272,865)
Net Increase (Decrease) in Net Assets
Resulting from Operations	31,066,280	10,280,047
Dividends to Shareholders from ($):
Investment income—net	(28,452,297)	(30,843,247)
Net realized gain on investments	(132,065)	—
Total Dividends	(28,584,362)	(30,843,247)
Capital Stock Transactions ($):
Net proceeds from shares sold	31,568,888	32,995,777
Dividends reinvested	21,527,545	22,893,560
Cost of shares redeemed	(110,907,578)	(118,987,218)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(57,811,145)	(63,097,881)
Total Increase (Decrease) in Net Assets	(55,329,227)	(83,661,081)
Net Assets ($):
Beginning of Period	789,377,036	873,038,117
End of Period	734,047,809	789,377,036
Capital Share Transactions (Shares):
Shares sold	2,373,529	2,475,627
Shares issued for dividends reinvested	1,619,101	1,717,414
Shares redeemed	(8,340,483)	(8,932,879)
Net Increase (Decrease) in Shares Outstanding	(4,347,853)	(4,739,838)

See notes to financial statements.

The Fund	31

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended May 31,
	2007	2006	2005	2004	2003
Per Share Data ($):
Net asset value, beginning of period	13.18	13.51	13.28	13.91	13.42
Investment Operations:
Investment income—net[a]	.49	.49	.50	.52	.57
Net realized and unrealized
gain (loss) on investments	.03	(.33)	.23	(.63)	.49
Total from Investment Operations	.52	.16	.73	(.11)	1.06
Distributions:
Dividends from investment income—net	(.49)	(.49)	(.50)	(.52)	(.57)
Net asset value, end of period	13.21	13.18	13.51	13.28	13.91
Total Return (%)	4.03	1.23	5.59	(.81)	8.09
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.80	.74	.73	.74	.74
Ratio of net expenses
to average net assets	.80	.74	.73	.74	.74
Ratio of net investment income
to average net assets	3.72	3.70	3.70	3.86	4.23
Portfolio Turnover Rate	23.87	28.51	37.33	35.07	41.30
Net Assets, end of period ($ x 1,000)	734,048	789,377	873,038	904,217	1,047,752

a Based on average shares outstanding at each month end.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to provide the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. During the reporting period, the Manager was a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge. Effective June 30, 2007, the Distributor will be known as MBSC Securities Corporation.

On July 1, 2007, Mellon Financial andThe Bank of NewYork Company, Inc. merged, forming The Bank of NewYork Mellon Corporation.As part of this transaction, Dreyfus became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities)

The Fund	33

NOTES TO FINANCIAL STATEMENTS (continued)

and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value mea-surements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

At May 31,2007,the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $426,796, accumulated capital losses $3,876,985 and unrealized appreciation $8,352,648.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to May 31, 2007. If not applied, the carryover expires in fiscal 2011.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid to shareholders during the fiscal period ended May 31, 2007 and May 31, 2006 were as follows: tax exempt income $28,452,297 and $30,843,247, ordinary income $132,065 and $0, respectively.

During the period ended May 31, 2007, as a result of permanent book to tax differences primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $22,438, increased accumulated net realized gain (loss) on investments by $27,354 and decreased paid-in capital by $4,916. Net assets were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended May 31, 2007, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Manager had undertaken from June 1, 2006 through May 31, 2007 to reduce the management fee paid by the fund, to the extent that the fund’s aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed an annual rate of .75% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $6,025 during the period ended May 31, 2007.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2007, the fund was charged $394,124 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2007, the fund was charged $248,721 pursuant to the transfer agency agreement.

During the period ended May 31, 2007, the fund was charged $4,089 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $376,245, chief compliance officer fees $3,748 and transfer agency per account fees $41,000.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) A .10% redemption fee is charged and retained by the fund on certain shares redeemed within thirty days following the date of their issuance, including redemptions made through the use of the fund’s exchange privilege. During the period ended May 31, 2007, redemption fee charged and retained by the fund amounted to $60.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2007, amounted to $183,208,237 and $231,946,963, respectively.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (continued)

The fund may purchase floating rate notes. A floating rate note is a Municipal Bond or other debt obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the obligation’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination.Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate.

At May 31,2007,the cost of investments for federal income tax purposes was $721,447,277; accordingly, accumulated net unrealized appreciation on investments was $8,352,648, consisting of $11,340,381 gross unrealized appreciation and $2,987,733 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Intermediate Municipal Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Intermediate Municipal Bond Fund, Inc., as of May 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting.Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned May 31, 2007 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dreyfus Intermediate Municipal Bond Fund, Inc. at May 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 16, 2007

The Fund	39

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby makes the following designations regarding its fiscal year ended May 31, 2007:

As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2007 calendar year on Form 1099-DIV and their portion of the fund’s exempt-interest dividends paid for 2007 calendar year on Form 1099-INT, both which will be mailed by January 31, 2008.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on May 8, 2007, the Board considered the re-approval of the fund’s Management Agreement through November 30, 2007, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities, as well as the Manager’s oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management

The Fund	41

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates and total operating expenses. The Manager also provided a comparison of the fund’s total returns to the fund’s Lipper category average returns for the past 10 calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons based on financial statements currently available to Lipper as of February 28, 2007. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual and actual management fees were higher than the respective Expense Group and Expense Universe medians.The Board also noted that the fund’s total expense ratio was at the Expense Group median and lower than the Expense Universe median.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance for various periods ended February 28, 2007, and placed significant emphasis on comparisons of yield and total return performance among the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also was selected by Lipper.The Board noted the fund’s improved total return performance in the most recent four years and that the fund’s total return was at or higher than the medians of the Performance Group and Performance Universe for the 1-, 2-, 3-, and 4-year time periods, although total return performance was lower than the medians for longer-term periods except as to the Performance Universe median for the 5-year period. On a yield performance basis, the Board noted that the fund’s 1-year yield performance for the past 10 calendar years was at or higher than the Performance Group and Performance Universe medians for each reported time period.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates reported in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds and any differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds, to evaluate the appropriateness and reasonableness of the fund’s management fee.

Representatives of the Manager noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the decline in fund assets

The Fund	43

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.

  The Board was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and advisory fee information, costs of the ser- vices provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund	45

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (63)
Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

- Corporate Director and Trustee

Other Board Memberships and Affiliations:

- The Muscular Dystrophy Association, Director
- Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
- The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
- Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 168

David W. Burke (71)
Board Member (1994)

Principal Occupation During Past 5 Years:

- Corporate Director and Trustee.

Other Board Memberships and Affiliations:

- John F. Kennedy Library Foundation, Director

No. of Portfolios for which Board Member Serves: 92

William Hodding Carter III (72)
Board Member (2007)

Principal Occupation During Past 5 Years:

- Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (January 1, 2006-present)
- President and Chief Executive Officer of the John S. and James L. Knight Foundation (February 1, 1998-February 1, 2006)

Other Board Memberships and Affiliations:

- The Century Foundation, Emeritus Director
- The Enterprise Corporation of the Delta, Director

No. of Portfolios for which Board Member Serves: 28

Gordon J. Davis (65)
Board Member (1995)

Principal Occupation During Past 5 Years:

- Partner in the law firm of LeBoeuf, Lamb, Greene & MacRae, LLP
- President, Lincoln Center for the Performing Arts, Inc. (2001)

Other Board Memberships and Affiliations:

- Consolidated Edison, Inc., a utility company, Director
- Phoenix Companies, Inc., a life insurance company, Director
- Board Member/Trustee for several not-for-profit groups

No. of Portfolios for which Board Member Serves: 37

The Fund	47

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Arnold S. Hiatt, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

The Fund	49

OFFICERS OF THE FUND (Unaudited) (continued)

NOTES

For More Information

Ticker Symbol: DITEX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $44,719 in 2009 and $44,719 in 2010.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $5,276 in 2009 and $5,382 in 2010. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,234 in 2009 and $3,184 in 2010. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $225 in 2009 and $0 in 2010. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2009 and $0 in 2010.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $20,898,574 in 2009 and $28,017,293 in 2010.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	July 23 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	July 23, 2010

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)